Segment Disclosures and Concentration - Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue	$ 2,570,127	$ 3,415,865	$ 3,458,592
United States
Concentration Risk [Line Items]
Revenue	1,148,850	1,685,274	1,874,589
United Kingdom
Concentration Risk [Line Items]
Revenue	$ 347,292	$ 421,252	$ 466,202
Revenues | Geographic concentration risk | United States
Concentration Risk [Line Items]
Concentration risk percentage	45.00%	49.00%	54.00%
Revenues | Geographic concentration risk | United Kingdom
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	12.00%	13.00%
Revenues | Geographic concentration risk | London
Concentration Risk [Line Items]
Concentration risk percentage	87.00%
Property and equipment | Geographic concentration risk | London
Concentration Risk [Line Items]
Concentration risk percentage	88.00%